Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current Assets:
Cash and cash equivalents		$ 636.8	$ 298.1
Restricted cash		0.0	5.9
Accounts receivable, net		2,010.7	1,886.8
Inventories		1,829.6	1,797.3
Other current assets		248.5	329.2
Assets held for sale		59.5	173.6
Total current assets		4,785.1	4,490.9
Property, plant and equipment, net		9,082.5	9,118.3
Goodwill		5,577.6	5,528.3	$ 4,778.1
Intangibles, net		3,122.0	3,329.3
Restricted assets held by special purpose entities		1,281.0	1,287.4
Prepaid pension asset		420.0	368.0
Other assets		1,092.3	966.8
Total Assets		25,360.5	25,089.0	23,038.2
Current liabilities:
Current portion of debt		740.7	608.7
Accounts payable		1,716.8	1,492.1
Accrued compensation and benefits		399.3	416.7
Other current liabilities		476.5	492.3
Total current liabilities		3,333.3	3,009.8
Long-term debt due after one year		5,674.5	5,946.1
Pension liabilities, net of current portion		261.3	279.4
Postretirement benefit liabilities, net of current portion		134.8	153.4
Non-recourse liabilities held by special purpose entities		1,153.7	1,161.9
Deferred income taxes		2,321.5	3,410.2
Other long-term liabilities		994.8	737.4
Redeemable noncontrolling interests		4.2	4.7
Total stockholders’ equity		11,469.4	10,342.5	9,728.8
Noncontrolling interests		13.0	43.6
Total equity		11,482.4	10,386.1	$ 9,830.0
Total Liabilities and Equity		25,360.5	25,089.0
WRK Co [Member]
Current Assets:
Cash and cash equivalents	[1]	0.2
Accounts receivable, net	[1]	0.1	0.1
Other current assets	[1]	0.4	1.5
Intercompany receivables	[1]	27.7	61.4
Total current assets	[1]	28.4	63.0
Intercompany notes receivable	[1]	884.2	884.1
Investments in consolidated subsidiaries	[1]	13,164.9	12,049.3
Other assets	[1]	12.4	6.6
Total Assets	[1]	14,089.9	13,003.0
Current liabilities:
Current portion of debt	[1]		106.7
Accounts payable	[1]	0.8	1.3
Accrued compensation and benefits	[1]	0.2	0.1
Other current liabilities	[1]	3.2	3.9
Intercompany payables	[1]	420.8	451.0
Total current liabilities	[1]	425.0	563.0
Long-term debt due after one year	[1]	2,179.4	2,013.4
Intercompany notes payable	[1]		69.0
Deferred income taxes	[1]		6.6
Other long-term liabilities	[1]	16.1	8.5
Total stockholders’ equity	[1]	11,469.4	10,342.5
Total equity	[1]	11,469.4	10,342.5
Total Liabilities and Equity	[1]	14,089.9	13,003.0
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents		490.8	37.6
Restricted cash			5.7
Accounts receivable, net		196.5	155.8
Inventories		233.4	243.6
Other current assets		17.2	27.2
Intercompany receivables		285.9	92.6
Total current assets		1,223.8	562.5
Property, plant and equipment, net		21.3	23.2
Goodwill		1,151.3	1,151.3
Intangibles, net		1,589.4	1,693.6
Intercompany notes receivable		33.1	36.2
Investments in consolidated subsidiaries		15,529.1	14,892.5
Other assets		172.8	165.4
Total Assets		19,720.8	18,524.7
Current liabilities:
Current portion of debt		609.5	8.7
Accounts payable		40.3	59.3
Accrued compensation and benefits		10.7	11.1
Other current liabilities		77.7	84.0
Intercompany payables		664.6	604.1
Total current liabilities		1,402.8	767.2
Long-term debt due after one year		2,460.1	3,121.0
Intercompany notes payable		2,865.4	2,487.3
Pension liabilities, net of current portion		135.9	143.1
Postretirement benefit liabilities, net of current portion		28.1	30.8
Deferred income taxes		291.0	520.9
Other long-term liabilities		106.2	85.3
Total stockholders’ equity		12,431.3	11,369.1
Total equity		12,431.3	11,369.1
Total Liabilities and Equity		19,720.8	18,524.7
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents		145.8	260.5
Restricted cash			0.2
Accounts receivable, net		1,840.2	1,735.5
Inventories		1,596.2	1,553.7
Other current assets		230.9	300.5
Assets held for sale		59.5	173.6
Intercompany receivables		771.8	1,180.0
Total current assets		4,644.4	5,204.0
Property, plant and equipment, net		9,061.2	9,095.1
Goodwill		4,426.3	4,377.0
Intangibles, net		1,532.6	1,635.7
Restricted assets held by special purpose entities		1,281.0	1,287.4
Prepaid pension asset		420.0	368.0
Intercompany notes receivable		2,865.4	2,556.3
Other assets		914.2	794.8
Total Assets		25,145.1	25,318.3
Current liabilities:
Current portion of debt		131.2	493.3
Accounts payable		1,701.8	1,436.1
Accrued compensation and benefits		388.4	405.5
Other current liabilities		395.6	404.4
Intercompany payables			278.9
Total current liabilities		2,617.0	3,018.2
Long-term debt due after one year		1,035.0	811.7
Intercompany notes payable		917.3	920.3
Pension liabilities, net of current portion		125.4	136.3
Postretirement benefit liabilities, net of current portion		106.7	122.6
Non-recourse liabilities held by special purpose entities		1,153.7	1,161.9
Deferred income taxes		2,037.6	2,882.7
Other long-term liabilities		872.5	643.6
Redeemable noncontrolling interests		4.2	4.7
Total stockholders’ equity		16,262.7	15,572.7
Noncontrolling interests		13.0	43.6
Total equity		16,275.7	15,616.3
Total Liabilities and Equity		25,145.1	25,318.3
Eliminations [Member]
Current Assets:
Accounts receivable, net		(26.1)	(4.6)
Intercompany receivables		(1,085.4)	(1,334.0)
Total current assets		(1,111.5)	(1,338.6)
Intercompany notes receivable		(3,782.7)	(3,476.6)
Investments in consolidated subsidiaries		(28,694.0)	(26,941.8)
Other assets		(7.1)
Total Assets		(33,595.3)	(31,757.0)
Current liabilities:
Accounts payable		(26.1)	(4.6)
Intercompany payables		(1,085.4)	(1,334.0)
Total current liabilities		(1,111.5)	(1,338.6)
Intercompany notes payable		(3,782.7)	(3,476.6)
Deferred income taxes		(7.1)
Total stockholders’ equity		(28,694.0)	(26,941.8)
Total equity		(28,694.0)	(26,941.8)
Total Liabilities and Equity		$ (33,595.3)	$ (31,757.0)

[1]	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.